Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Schedule of stock awards outstanding

	As of December 31, 2013
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	11,938,090	1,863,165	542,048	41,622

Schedule of exercise prices for stock options outstanding and exercisable associated with employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2013	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2013	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	1,514,885	3.79	$6.33	1,411,885	3.68	$6.33
$10.01	-	$ 15.00	138,286	5.49	$12.16	23,085	5.28	$12.75
$15.01	-	$ 20.00	3,860,300	4.12	$17.37	426,700	2.75	$17.72
$20.01	-	$ 25.00	1,560,312	4.06	$21.47	893,412	2.62	$21.34
$25.01	-	$ 30.00	2,238,007	7.09	$27.80	1,200,907	6.64	$27.71
$30.01	-	$ 35.00	437,800	6.95	$32.04	88,300	5.29	$31.82
$35.01	-	$ 40.00	2,159,500	9.03	$36.64	7,000	9.01	$36.40
$40.01	-	$ 45.00	10,000	4.50	$42.52	10,000	4.50	$42.52
$45.01	-	$ 50.00	19,000	9.36	$45.68	—	—	$—
$ —	-	$ 50.00	11,938,090	5.65	$22.49	4,061,289	4.28	$17.88

Schedule of stock option activity associated with employees

	For the Years Ended December 31,
	2013		2012		2011
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	13,018,490	$18.99	17,640,074	$20.38	18,447,004	$17.76
Granted	2,225,500	$36.75	589,500	$32.25	3,198,500	$28.52
Exercised	(3,172,900)	$14.70	(4,406,888)	$18.51	(1,640,462)	$12.36
Forfeited and cancelled	(133,000)	$30.25	(804,196)	$20.34	(2,364,968)	$12.11
Total options outstanding, end of period	11,938,090	$22.49	13,018,490	$18.99	17,640,074	$20.38
Performance based options outstanding, end of period (2)	6,468,500	$24.92	6,400,700	$18.71	8,022,975	$18.89
Exercisable at end of period	4,061,289	$17.88	4,310,489	$17.92	6,387,798	$21.73

(1)         The beginning of period weighted-average exercise price for the year ended December 31, 2013 of $18.99 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2012.  The beginning of period weighted-average exercise price for the year ended December 31, 2012 of $20.38 does not reflect the 2011 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)         These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

Schedule of realized tax benefits from stock awards exercised
	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$37,583	$22,898	$9,786

Schedule of aggregate intrinsic value of stock options associated with employees
	As of December 31, 2013
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$422,987	$162,600

Schedule of restricted stock unit activity associated with employees

	For the Years Ended December 31,
	2013		2012		2011
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,076,748	$22.82	1,179,709	$23.11	1,271,984	$22.06
Granted	990,000	$36.53	—	$—	300,000	$30.67
Vested	(135,250)	$29.19	(24,795)	$22.94	(14,705)	$11.09
Forfeited and cancelled	(68,333)	$32.91	(78,166)	$27.20	(377,570)	$26.23
Total restricted stock units outstanding, end of period	1,863,165	$29.27	1,076,748	$22.82	1,179,709	$23.11
Restricted Performance Units outstanding, end of period (1)	1,863,165	$29.27	1,076,748	$22.82	1,179,709	$23.11

(1)         These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and Other Employee Performance Awards below.

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of December 31, 2013
Performance Based Stock Options	Number of Awards	Weighted- Average Exercise Price
2005 LTIP	1,878,500	$20.83
2013 LTIP	1,920,000	$36.53
Other employee performance awards	2,670,000	$19.46
Total	6,468,500	$24.92

Restricted Performance Units
2005 LTIP	208,165
2013 LTIP	960,000
Other employee performance awards	695,000
Total	1,863,165

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Subscriber-related	$1,947	$1,607	$1,914
General and administrative	27,700	36,966	29,249
Total non-cash, stock based compensation	$29,647	$38,573	$31,163

Schedule of assumptions of Black-Scholes option valuation model

For the Years Ended December 31,
Stock Options	2013	2012	2011
Risk-free interest rate	0.91% - 2.66%	0.41% - 1.29%	0.36% - 3.18%
Volatility factor	32.37% - 39.87%	33.15% - 39.50%	31.74% - 45.56%
Expected term of options in years	5.6 - 10.0	3.1 - 5.9	3.6 - 10.0
Weighted-average fair value of options granted	$14.49 - $21.09	$ 6.72 - $13.79	$ 8.73 - $14.77

LTIP 2005
Stock-Based Compensation
Schedule of non-cash, stock-based compensation expense recognized

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$32,251	$31,124
EchoStar awards held by DISH DBS employees	5,575	5,497
Total	$37,826	$36,621

(1)         Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

LTIP 2008, LTIP 2013 and Other
Stock-Based Compensation
Schedule of non-cash, stock-based compensation expense recognized

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2013	2012	2011
	(In thousands)
2008 LTIP	$2,719	$9,025	$18,944
2013 LTIP	8,137	—	—
Other employee performance awards	4,045	7,471	144
Total non-cash, stock-based compensation expense recognized for performance based awards	$14,901	$16,496	$19,088

Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2013 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2014	$5,460	$432
Estimated contingent expense subsequent to 2014	52,311	38,817
Total estimated remaining expense over the term of the plan	$57,771	$39,249